SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 525,862,522	$ 514,172,281	$ 490,403,620	$ 449,036,633
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total		514,172,281		449,036,633	$ 428,275,741	$ 364,307,039
Land Bank [Member]
IfrsStatementLineItems [Line Items]
Sub-total	1,811,991	619,976
Sub-total	23,130,348	24,100,446
Total Land Bank	24,942,339	24,720,422
Land Bank [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		619,976
Sub-total		24,100,446		29,739,722
Total Land Bank		24,720,422		29,739,722
Land Bank [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	1,811,991	619,976
Land Bank [Member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		619,976
Sub-total				7,190,000
Land Bank [Member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Sub-total	23,130,348	24,100,446
Land Bank [Member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		24,100,446		16,394,722
Land Bank [Member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total				6,155,000
Properties [Member]
IfrsStatementLineItems [Line Items]
Sub-total	16,510,000	12,260,000
Sub-total	15,398,000	33,121,781
Total properties under development	31,908,000	45,381,781
Properties [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		12,260,000		614,523
Sub-total		33,121,781		66,217,611
Total properties under development		45,381,781		66,832,134
Properties [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	16,510,000	12,260,000
Sub-total		22,230,781
Properties [Member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		12,260,000		614,523
Sub-total		22,230,781		9,793,481
Properties [Member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total				20,708,910
Properties [Member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Sub-total	15,398,000	10,891,000
Properties [Member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		10,891,000		35,715,220
Operating Properties [Member]
IfrsStatementLineItems [Line Items]
Sub-total	469,012,183	444,070,078
Total operating properties	469,012,183	444,070,078
Total operating properties and properties under development	500,920,183	489,451,859
Operating Properties [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		444,070,078		352,464,777
Total operating properties		444,070,078		352,464,777
Total operating properties and properties under development		489,451,859		419,296,911
Operating Properties [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	120,971,038	92,239,857
Operating Properties [Member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		92,239,857		87,523,052
Operating Properties [Member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Sub-total	105,944,012	106,957,000
Operating Properties [Member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		106,957,000		70,645,712
Operating Properties [Member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Sub-total	$ 242,097,133	244,873,221
Operating Properties [Member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sub-total		$ 244,873,221		$ 194,296,013